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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                            Pursuant to  Rule 24f-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.

1. Name and address of issuer:

   Frank Russell Investment Company

2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

3. Investment Company Act File Number:  811-3153

   Securities Act File Number:  2-71299

4(a).  Last day of fiscal year for which this Form is filed:

                                   12/31/99

4(b). [X]  Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

      Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). [ ]  Check box if this is the last time the issuer will be filing this
           Form.  N/A

5. Calculation of registration fee:

(i)       Aggregate sale price of securities
          sold during the fiscal year
          pursuant to section 24(f):                        $ 29,507,876,345.00
          (see attached Exhibit 1)                          -------------------

(ii)      Aggregate price of securities
          redeemed or repurchased during the
          fiscal year (see Exhibit C)                       ($27,203,498,512.00)
                                                            -------------------
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(iii)     Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no
          earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission:                                       $                0
                                                            ------------------

(iv)      Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                    ($27,203,498,512.00)
                                                            ------------------

(v)       Net sales -- if Item 5(i) is
          greater than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:                       $ 2,304,377,833.00
                                                            ------------------

(vi)      Redemption credits available for
          use in future years -- if Item
          5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)               $   (      0      )
                                                            ------------------

(vii)     Multiplier for determining
          registration fee (See Instruction
          C.8):                                             x          .000264
                                                           -------------------

(viii)    Registration fee due [multiply
          Item 5(v) by Item 5(vii)] (enter
          "0" if no fee is due):                           = $      608,355.75
                                                           ===================

6. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                           + $        1,666.73
                                                           -------------------

7. Total amount of the registration fee due plus any interest due [Item 5(vii) plus Item 6]:

                                                           = $      610,022.48
                                                           ===================

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: April 20, 2000

          Account Number:  910-8739
                         ----------

          Method of Delivery:

          [X]  Wire transfer
          [ ]  Mail or other means
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                                   SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Rick Chase



                                            Rick Chase, Assistant Treasurer
                                            -------------------------------

Dated:  April 18, 2000
        --------------


* Please print the name and title of the signing officer below the signature.